ACCRUED LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OLD PlayStudios, Inc.
ACCRUED LIABILITIES

NOTE 10 —ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	March 31, 2021	December 31, 2020
MGM profit share buyout	$20,000	$20,000
Accrued payroll and vacation	5,847	4,860
Accrued liability to fund note receivable	2,500	—
Other accruals	4,265	4,229
Total accrued liabilities	$32,612	$29,089

MGM Profit Share Buyout

As further described in Note 4 to consolidated financial statements, in October 2020, the Company and MGM agreed to amend the Marketing Agreement to terminate the profit share provision. In exchange, the Company agreed to remit to MGM a one-time payment of $20.0 million, payable on the earliest to occur of (i) the PIPE Investment, (ii) the date that the Company waives MGM’s commitment to participate in the PIPE Investment, or (iii) two years from the date of the MGM Amendment. As the Company expects the payment to occur within one year, the Company recorded an accrual for the one-time payment within accrued liabilities.

Accrued Liability to Fund Note Receivable

On March 29, 2021, the Company entered into a promissory note agreement with a third-party game developer in which the Company agreed to lend the developer $2.5 million.

Other Accruals

Other accruals include various expenses for accrued accounts payable, deferred rent, accrued legal and accounting services, accrued royalties, accrued property and equipment, accrued advertising, and income taxes payable.

NOTE 8—ACCRUED LIABILITIES

Accrued liabilities consist of the following (in thousands):

	December 31,
	2020	2019
MGM Profit Share Buyout	$20,000	$—
Accrued payroll and vacation	4,860	2,915
Accrued royalties	100	1,389
Other accruals	2,657	1,013
Accrued advertising	534	297
Income taxes payable	655	707
Accrued property and equipment	283	196
Total accrued liabilities	$29,089	$6,517

Accrued Royalties

Accrued royalties are mostly composed of the short-term minimum guaranteed amount of royalties due to a long-term license agreement with a third party. Refer to Note 2—”License Agreements & Minimum Guarantees” and Note 12—”Minimum Guarantee Liability” for further details.

MGM Profit Share Buyout

As further described in Note 4 to consolidated financial statements, in October 2020, the Company and MGM agreed to amend the Marketing Agreement to terminate the profit share provision. In exchange, the Company agreed to remit to MGM a one-time payment of $20.0 million, payable on the earliest to occur of (i) the PIPE Investment, (ii) the date that the Company waives MGM’s commitment to participate in the PIPE Investment, or (iii) two years from the date of the MGM Amendment. As the Company expects the payment to occur within one year, the Company recorded an accrual for the one-time payment within accrued liabilities.

Other Accruals

Other accruals include various expenses for accrued accounts payable and deferred rent.